Commitments and Contingencies (Tables)	12 Months Ended
Apr. 30, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of April 30, 2014:

Year Ending April 30,
2015	$144,332
2016	72,427
2017	-
Total minimum payments required	$216,759